Property and Equipment, Net - Summary of Property and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Property Plant And Equipment [Line Items]
Property and equipment, gross	¥ 277,204		¥ 234,728
Less: accumulated depreciation	(166,244)		(137,087)
Construction in progress	7,640		6,202
Property and equipment, net	118,600	$ 17,195	103,843
Machinery
Property Plant And Equipment [Line Items]
Property and equipment, gross	55,872		31,539
Electronic Equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross	70,491		78,543
Leasehold Improvements
Property Plant And Equipment [Line Items]
Property and equipment, gross	124,990		106,709
Furniture and Office Equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross	13,782		9,882
Motor Vehicle
Property Plant And Equipment [Line Items]
Property and equipment, gross	3,515		1,423
Software
Property Plant And Equipment [Line Items]
Property and equipment, gross	¥ 8,554		¥ 6,632